Property and Equipment, Net (Tables) (Marketing Analysts, LLC and Affiliate)	12 Months Ended
Dec. 31, 2017
Schedule of Property and Equipment

Property and equipment consist of the following at December 31:

	2017	2016
Equipment	$1,099,461	$1,839,610
Furniture and fixtures	157,241	252,205
Leasehold improvements	830,860	854,633
	2,087,562	2,946,448
Less: accumulated depreciation and amortization	(1,015,430)	(1,629,846)
	$1,072,132	$1,316,603

Marketing Analysts, LLC and Affiliate [Member]
Schedule of Property and Equipment	Property and equipment consist of the following at December 31:
	2017	2016
Equipment	$20,350	$16,576
Less: accumulated depreciation	(7,578)	(3,960)
	$12,771	$12,616